Stock-Based Compensation - Schedule of Stock Option Activity (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Number of Options Outstanding, Beginning Balance	173,750
Number of Options Outstanding, Granted	111,667 [1]	142,500
Number of Options Outstanding, Exercised
Number of Options Outstanding, Canceled		(5,417)
Number of Options Outstanding, Ending Balance	285,417	173,750
Number of Options Exercisable, Ending Balance	86,285
Weighted- Average Exercise Price Options Outstanding, Beginning Balance	$ 9.24
Weighted- Average Exercise Price Options Outstanding, Granted	4.71
Weighted- Average Exercise Price Options Outstanding, Exercised
Weighted- Average Exercise Price Options Outstanding, Ending Balance	7.47	$ 9.24
Weighted- Average Exercise Price Options Exercisable, Ending Balance	$ 11.79
Stock Option [Member]
Number of Options Outstanding, Beginning Balance	173,750	36,667		16,667	[2]
Number of Options Outstanding, Granted		142,500	[3]	27,500	[4]
Number of Options Outstanding, Exercised
Number of Options Outstanding, Canceled		(5,417)	[3]	(7,500)	[4]
Number of Options Outstanding, Ending Balance		173,750		36,667
Number of Options Exercisable, Ending Balance		48,325
Weighted- Average Exercise Price Options Outstanding, Beginning Balance	$ 9.24	$ 38.40		$ 24.00
Weighted- Average Exercise Price Options Outstanding, Granted		5.49		69.60
Weighted- Average Exercise Price Options Outstanding, Exercised
Weighted- Average Exercise Price Options Outstanding, Canceled		108.69		120.00
Weighted- Average Exercise Price Options Outstanding, Ending Balance		9.24		$ 38.40
Weighted- Average Exercise Price Options Exercisable, Ending Balance		$ 14.31

[1]	Options granted under 2016 Stock Incentive Plan
[2]	Non-Plan options.
[3]	142,500 options granted under 2016 Equity Incentive Plan; 5,417 options were canceled under the 2015 Stock Incentive Plan.
[4]	27,500 options granted under 2015 Stock Incentive Plan; 7,500 non-plan options, which were subsequently canceled under an agreement with the holder.